Property and equipment, net	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Property and equipment, net
6.
Property and equipment, net

	December 31, 2023	December 31, 2022
	(as restated)	(as restated)
Computers	$195,140	$181,784
Office equipment	290	495
Less—Accumulated depreciation	(115,837)	(71,281)
Property and equipment, net	$79,593	$110,998

Depreciation expense for the years ended December 31, 2023 and 2022 was $44,556 and $37,917 respectively.